Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 1,182	$ 894
Accounts Payable and Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 800
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable related to restructuring charges			$ 900